Income Tax - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the federal income tax rate to the Company's effective tax rate
Statutory federal income tax rate	46.00%
Kingswood Acquisition Corp
Reconciliation of the federal income tax rate to the Company's effective tax rate
Statutory federal income tax rate		21.00%	21.00%
Business Combination expenses		(66.10%)	27.80%
State taxes, net of federal tax benefit		106.50%	0.00%
Transaction costs		0.00%	0.00%
Change in fair value of Derivative Liabilities		(45.30%)	(87.30%)
Change in valuation allowance		6.60%	41.10%
Income tax provision		22.90%	2.60%